Document and Entity Information	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Entity Registrant Name	ARTEMIS THERAPEUTICS, INC.
Entity Central Index Key	0001062128
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false